Annual Total Returns - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced Small Cap ETF - Fidelity Enhanced Small Cap ETF	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	5.50%
Annual Return 2015	(1.88%)
Annual Return 2016	22.84%
Annual Return 2017	7.22%
Annual Return 2018	(13.04%)
Annual Return 2019	23.65%
Annual Return 2020	18.53%
Annual Return 2021	20.54%
Annual Return 2022	(18.28%)
Annual Return 2023	21.04%